Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Revenues:
Net sales	$ 478,614	$ 482,229	$ 473,076
Membership and other income	3,516	3,422	3,218
Total revenues	482,130	485,651	476,294
Costs and expenses:
Cost of sales	360,984	365,086	358,069
Operating, selling, general and administrative expenses	97,041	93,418	91,353
Operating income	24,105	27,147	26,872
Interest:
Debt	2,027	2,161	2,072
Capital lease and financing obligations	521	300	263
Interest income	(81)	(113)	(119)
Interest, net	2,467	2,348	2,216
Income from continuing operations before income taxes	21,638	24,799	24,656
Provision for income taxes:
Current	7,584	8,504	8,619
Deferred	(1,026)	(519)	(514)
Total provision for income taxes	6,558	7,985	8,105
Income from continuing operations	15,080	16,814	16,551
Income from discontinued operations, net of income taxes	0	285	144
Consolidated net income	15,080	17,099	16,695
Consolidated net income attributable to noncontrolling interest	(386)	(736)	(673)
Consolidated net income attributable to Walmart	$ 14,694	$ 16,363	$ 16,022
Basic net income per common share:
Basic income per common share from continuing operations attributable to Walmart	$ 4.58	$ 5.01	$ 4.87
Basic income per common share from discontinued operations attributable to Walmart	0.00	0.06	0.03
Basic net income per common share attributable to Walmart	4.58	5.07	4.90
Diluted net income per common share:
Diluted income per common share from continuing operations attributable to Walmart	4.57	4.99	4.85
Diluted income per common share from discontinued operations attributable to Walmart	0.00	0.06	0.03
Diluted net income per common share attributable to Walmart	$ 4.57	$ 5.05	$ 4.88
Weighted-average common shares outstanding:
Basic	3,207	3,230	3,269
Diluted	3,217	3,243	3,283
Dividends declared per common share	$ 1.96	$ 1.92	$ 1.88